SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
BP Employee Savings Plan (Plan No. 001)
EBP, Subsequent Event [Line Items]
Transfers into the Plan / Plan Merger (Note 1)		$ 2,500	$ 2,538
BP Employee Savings Plan (Plan No. 001) | Forecast
EBP, Subsequent Event [Line Items]
Transfers into the Plan / Plan Merger (Note 1)	$ 23,000
BP Partnership Savings Plan (Plan No. 051)
EBP, Subsequent Event [Line Items]
Transfers into the Plan / Plan Merger (Note 1)			$ 0
BP Partnership Savings Plan (Plan No. 051) | Forecast
EBP, Subsequent Event [Line Items]
Transfers into the Plan / Plan Merger (Note 1)	$ 21,000